                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21102
                                  ------------

The Hyperion Strategic Mortgage Income Fund, Inc.
---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

One Liberty Plaza, 165 Broadway, 36th Fl., New York, NY 10006-1404
-------------------------------------------------------------------------
(Address of principal executive offices)              (Zip code)

Thomas F. Doodian One Liberty Plaza, 165 Broadway, New York, NY 10006-1404
---------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400
                                                   --------------------

Date of fiscal year end:  November 30, 2004
                        --------------------------

Date of reporting period:  August 31, 2004
                         -----------------------


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.     Schedule of Investments

---------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2004
                                                                                          Principal
                                                                Interest                    Amount
                                                                  Rage       Maturity       (000s)           Value
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 50.6%
U.S. GOVERNMENT AGENCY PASS-THROUGH CERTIFICATES - 50.6%
   Federal Home Loan Mortgage Corporation
      Pool C68878 ............................................    7.00%      06/01/32      $   621 #      $   662,620
      Pool C69047 ............................................    7.00       06/01/32        1,625          1,735,392
      Pool G01466 ............................................    9.50       12/01/22        2,068          2,328,913
      Pool 555538 ............................................   10.00       03/01/21        1,866 @        2,080,679
                                                                                                          -----------
                                                                                                            6,807,604
                                                                                                          -----------
   Federal National Mortgage Association
      Pool 694391 ............................................    5.50       03/01/33        5,207 @        5,301,687
      Pool 753914 ............................................    5.50       12/01/33       12,532 @       12,760,777
      Pool 754355 ............................................    6.00       12/01/33        9,496 @        9,849,709
      Pool 761836 ............................................    6.00       06/01/33        6,880 @        7,137,360
      Pool 763643 ............................................    6.00       01/01/34        9,301 @        9,647,429
      Pool 323982 ............................................    6.50       10/01/06          711            728,715
      Pool 626299 ............................................    7.00       06/01/32        1,058          1,130,246
      Pool 635095 ............................................    7.00       06/01/32        1,525          1,628,810
      Pool 641575 ............................................    7.00       04/01/32          722            771,355
      Pool 645399 ............................................    7.00       05/01/32        3,383 @        3,613,562
      Pool 645466 ............................................    7.00       05/01/32        3,746 @        4,001,609
      Pool 650131 ............................................    7.00       07/01/32        1,999 @        2,135,467
      Pool 398800 ............................................    8.00       06/01/12        1,030          1,104,232
      Pool 636449 ............................................    8.50       04/01/32        4,623 @        5,011,385
      Pool 458132 ............................................    9.41+      03/15/31        2,900 @        3,250,374
                                                                                                          -----------
                                                                                                           68,072,717
                                                                                                          -----------

TOTAL U.S. GOVERNMENT AGENCY PASS -THROUGH CERTIFICATES
        (Cost - $74,148,343) .................................                                             74,880,321
                                                                                                          -----------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
        (Cost - $74,148,343) .................................                                             74,880,321
                                                                                                          -----------
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 26.0%
HOUSING RELATED ASSET-BACKED SECURITIES - 26.0%
   Argent Securities, Inc.
      Series 2004-W3, Class M5*(a) ...........................    3.91+      02/25/34        1,200            920,987
   Asset Backed Funding Corp.
      Series 2003-OPT1, Class M4(a) ..........................    4.41+      07/25/32        3,000          3,086,337
   Equity One ABS, Inc.
      Series 2003-4, Class B2.................................    6.36+      11/25/33        1,000          1,010,006
   First Franklin Mortgage Loan Asset Backed Certificates
      Series 2004-FF4, Class M2(a) ...........................    2.87+      06/25/34        2,000          1,999,940
      Series 2003-FF4, Class M4(a) ...........................    4.51+      10/25/33        3,000          3,098,853
      Series 2003-FF1, Class M4(a) ...........................    4.61+      03/25/33        2,000          2,037,504
      Series 2003-FFH1, Class M4(a) ..........................    5.11+      09/25/33        4,740          4,961,415
      Series 2004-FFH1, Class B*(a) ..........................    5.11+      03/25/34        1,550          1,337,687
      Series 2004-FFH2C, Class B1*(a) ........................    5.11+      06/25/34        1,250          1,043,685
      Series 2004-FF2, Class B*(a) ...........................    5.11+      03/25/34          900            775,736
                                                                                                          -----------
                                                                                                           15,254,820
                                                                                                          -----------

   Green Tree Financial Corp.
      Series 1997-6, Class B1 ................................    7.17       01/15/29        5,000          1,000,000
   Long Beach Mortgage Loan Trust
      Series 2004-3, Class M9(a) .............................    4.61+      07/25/34        2,500          2,437,140
      Series 2002-5, Class M3(a) .............................    4.86+      11/25/32        2,500          2,549,655
      Series 2004-1, Class M9(a) .............................    5.11+      02/25/34        4,500          4,488,169
                                                                                                          -----------
                                                                                                            9,474,964
                                                                                                          -----------

---------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2004
                                                                                          Principal
                                                                Interest                    Amount
                                                                  Rage       Maturity       (000s)           Value
---------------------------------------------------------------------------------------------------------------------
   Mid-State Trust
        Series 2004-1, Class M2 ..............................    8.11%      08/15/37      $ 1,956        $ 1,991,611
   Structured Asset Investment Loan Trust
        Series 2003-BC8, Class M2(a) .........................    3.37+      08/25/33        3,000          3,042,996
        Series 2004-7, Class B(a) ............................    4.11+      08/25/34        2,161          1,828,924
        Series 2004-2, Class B*(a) ...........................    4.61+      03/25/34        1,074            947,860
                                                                                                          -----------
                                                                                                            5,819,780
                                                                                                          -----------
TOTAL HOUSING RELATED ASSET-BACKED SECURITIES
                (Cost - $38,564,966) .........................                                             38,558,505
                                                                                                          -----------
TOTAL ASSET-BACKED SECURITIES
                (Cost - $38,564,966) .........................                                             38,558,505
                                                                                                          -----------
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 27.3%
   Bear Stearns Commercial Mortgage Securities
        Series 1999-C1, Class G* .............................    5.64       02/14/31        2,390          1,630,233
        Series 1999-C1, Class D ..............................    6.53       02/14/31        2,500          2,749,925
        Series 2000-WF1, Class E .............................    8.16+      02/15/32        2,000          2,326,620
                                                                                                          -----------
                                                                                                            6,706,778
                                                                                                          -----------

   Chase Commercial Mortgage Securities Corp.
        Series 2000-2, Class I* ..............................    6.65       07/15/32        1,000            606,950
   GE Capital Commercial Mortgage Corp.
        Series 2002-2A, Class G* .............................    6.04       08/11/36        3,000          3,180,672
        Series 2000-1, Class G* ..............................    6.13       01/15/33        1,000            731,600
        Series 2002-2A, Class H* .............................    6.31       08/11/36        2,000          2,120,458
        Series 2000-1, Class E ...............................    7.43+      01/15/33        1,000          1,089,260
                                                                                                          -----------
                                                                                                            7,121,990
                                                                                                          -----------
   Government Lease Trust
        Series 1999-C1A, Class B3* ...........................    4.00       05/18/11        2,500          2,310,430
   JP Morgan Chase Commercial Mortgage Securities
        Series 2003-LN1, Class G* ............................    5.65+      10/15/37        1,600          1,627,200
   JP Morgan Commercial Mortgage Finance Corp.
        Series 1999-C7, Class F* .............................    6.00       10/15/35        2,000          1,985,092
   Morgan Stanley Capital I
        Series 1999-WF1, Class E .............................    7.19+      11/15/31        5,500          6,079,144
        Series 1999-FNV1, Class E ............................    7.71+      03/15/31        2,000          2,234,860
                                                                                                          -----------
                                                                                                            8,314,004
                                                                                                          -----------
   Morgan Stanley Dean Witter Capital I
        Series 2001-TOP1, Class A4 ...........................    6.66       02/15/33        4,500          5,062,869
   Nationslink Funding Corp.
        Series 1998-2, Class E ...............................    7.11       08/20/30        4,000          4,415,568
   UBS 400 Atlantic Street Mortgage Trust
        Series 2002-C1A, Class B3* ...........................    7.19       01/11/22        2,000          2,234,960
                                                                                                          -----------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
                (Cost - $39,314,450) .........................                                             40,385,841
                                                                                                          -----------
---------------------------------------------------------------------------------------------------------------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 36.7%
SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 36.7%
   ABN AMRO Mortgage Corp.
        Series 2002-7, Class B2 ..............................    6.20+      09/25/32        1,053          1,056,872
   Bank of America Alternative Loan Trust
        Series 2004-3, Class 30B4 ............................    5.50       04/25/34        1,012            807,353
        Series 2004-3, Class 30B5 ............................    5.50       04/25/34          708            396,419
                                                                                                          -----------
                                                                                                            1,203,772
                                                                                                          -----------

---------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2004
                                                                                          Principal
                                                                Interest                    Amount
                                                                  Rage       Maturity       (000s)           Value
---------------------------------------------------------------------------------------------------------------------
   Bank of America Mortgage Securities, Inc.
        Series 2004-A, Class B4 ..............................    3.95+%     02/25/34      $ 2,067       $  1,773,576
        Series 2002-H, Class B4 ..............................    4.70+      08/25/32          281            272,182
        Series 2002-H, Class B5 ..............................    4.70+      08/25/32          188            174,737
        Series 2002-H, Class B6 ..............................    4.70+      08/25/32          470            366,321
        Series 2002-I, Class B4 ..............................    4.74+      08/25/32          485            481,909
        Series 2003-10, Class 1B4 ............................    5.50       01/25/34          567            493,643
        Series 2002-10, Class 1B3 ............................    6.00       11/25/32        1,468          1,458,624
        Series 2002-8, Class 1B1 .............................    6.25       08/25/32        7,261          7,250,197
        Series 2002-8, Class 1B4* ............................    6.25       08/25/32        1,076          1,069,955
        Series 2002-8, Class 1B5* ............................    6.25       08/25/32          806            773,554
        Series 2002-8, Class 1B6* ............................    6.25       08/25/32          807            484,361
        Series 2002-9, Class 1B3 .............................    6.25       10/25/32        1,761          1,794,823
        Series 2002-9, Class 1B4 .............................    6.25       10/25/32        1,174          1,168,781
                                                                                                         ------------
                                                                                                           17,562,663
                                                                                                         ------------
   Cendant Mortgage Corp.
        Series 2002-4, Class B1 ..............................    6.50       07/25/32        2,633          2,684,012
        Series 2002-4, Class B2 ..............................    6.50       07/25/32        1,053          1,063,187
        Series 2002-4, Class B3 ..............................    6.50       07/25/32          614            610,896
        Series 2002-4, Class B4 ..............................    6.50       07/25/32          351            342,548
        Series 2002-4, Class B5 ..............................    6.50       07/25/32          263            229,462
        Series 2002-4, Class B6* .............................    6.50       07/25/32          351            228,172
                                                                                                         ------------
                                                                                                            5,158,277
                                                                                                         ------------
   Citicorp Mortgage Securities, Inc.
        Series 2002-8, Class B1 ..............................    6.29+      07/25/32        3,542          3,537,129
        Series 2002-8, Class B2 ..............................    6.29+      07/25/32        1,541          1,539,001
        Series 2002-8, Class B3 ..............................    6.29+      07/25/32          770            768,529
                                                                                                         ------------
                                                                                                            5,844,659
                                                                                                         ------------
   G3 Mortgage Reinsurance Ltd.
        Series 1, Class E* ...................................   21.62+      05/25/08        4,198          4,512,518
   Residential Finance Limited Partnership
        Series 2002-A, Class B5* .............................    3.92+      10/10/34        1,955          1,979,848
        Series 2002-A, Class B7 ..............................    7.27+      10/10/34        1,968          2,019,195
                                                                                                         ------------
                                                                                                            3,999,043
                                                                                                         ------------
   Residential Funding Mortgage Securities I, Inc.
        Series 2004-S1, Class B2 .............................    5.25       02/25/34          459            286,202
        Series 2003-S7, Class B3 .............................    5.50       05/25/33          325            216,961
        Series 2003-S7, Class B2 .............................    5.50       05/25/33          537            187,987
        Series 2002-S10, Class B1* ...........................    6.50       07/25/32          702            704,745
        Series 2002-S10, Class B2* ...........................    6.50       07/25/32          527            492,994
        Series 2002-S10, Class B3* ...........................    6.50       07/25/32          527            263,455
                                                                                                          -----------
                                                                                                            2,152,344
                                                                                                          -----------
   Resix Finance Limited Credit-Linked Note
        Series 2004-B, Class B8* .............................   6.32+       02/10/36          813            813,160
        Series 2004-B, Class B9* .............................   9.82+       02/10/36        1,246          1,245,641
        Series 2004-A, Class B10* ............................  13.10+       02/10/36          497            508,794
                                                                                                          -----------
                                                                                                            2,567,595
                                                                                                          -----------
   Structured Asset Mortgage Investments, Inc.
        Series 2002-AR1, Class B4 ............................   4.44+       03/25/32        1,000            950,699
   Washington Mutual Mortgage Securities Corp.
        Series 2002-AR12, Class B4 ...........................   4.71+       10/25/32        1,295          1,258,173



---------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2004
                                                                                          Principal
                                                                Interest                    Amount
                                                                  Rage       Maturity       (000s)           Value
---------------------------------------------------------------------------------------------------------------------
        Series 2002-AR12, Class B5 ...........................   4.71+%      10/25/32      $   972       $    910,421
        Series 2002-AR12, Class B6 ...........................   4.71+       10/25/32        1,621          1,134,680
        Series 2002-AR10, Class B4* ..........................   4.99+       10/25/32        1,493          1,458,126
        Series 2002-AR10, Class B5* ..........................   4.99+       10/25/32        1,119          1,055,094
        Series 2002-AR10, Class B6* ..........................   4.99+       10/25/32        1,868          1,307,396
        Series 2002-AR11, Class B5 ...........................   5.14+       10/25/32          891            851,507
        Series 2002-AR11, Class B6 ...........................   5.14+       10/25/32        1,485          1,090,752
                                                                                                         ------------
                                                                                                            9,066,149
                                                                                                         ------------
   Wells Fargo Mortgage Backed Securities Trust
        Series 2002, Class B5 ................................   6.00        06/25/32          366            335,063
                                                                                                         ------------
TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost - $51,158,427) .........................                                             54,409,654
                                                                                                         ------------
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
                (Cost - $51,158,427) .........................                                             54,409,654
                                                                                                         ------------
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 140.6%
                (Cost - $203,186,186)** ......................                                            208,234,321
LIABILITIES IN EXCESS OF OTHER ASSETS - (40.6)% ..............                                            (60,174,769)
                                                                                                         ------------
NET ASSETS - 100.0% ..........................................                                           $148,059,552
                                                                                                         ============

---------------------------------------------------------------------------------------------------------------------


       @ Portion or entire principal amount delivered as collateral for reverse repurchase agreement.

       +    - Variable Rate Security: Interest rate is the rate in effect
              August 31, 2004.

       * - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

       (a) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date these coupons increase to LIBOR plus a predetermined margin

       #    - Portion or entire principal amount is held as collateral for open futures contracts.

       **   - At August 31, 2004, the aggregate cost of investments for income tax purposes was $203,186,186. Net unrealized appreciation aggregated $5,048,135 of which $6,658,323 related to appreciated investment securities and $1,610,188 related to depreciated investment securities.

See notes to financial statements.

--------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)
August 31, 2004
--------------------------------------------------------------------------------

At August 31, 2004 the Fund had the following reverse repurchase agreements outstanding:


                                                                                          Maturity
     Face Value      Description                                                           Amount
   ------------      -------------------------------------------------------------      -----------

   $  5,088,000      Morgan Stanley 1.62%, dated 08/23/04, maturity date 09/23/04       $ 5,095,098
      2,070,000      Morgan Stanley 1.63%, dated 08/27/04, maturity date 09/29/04         2,073,083
     12,369,000      Morgan Stanley 1.58%, dated 08/27/04, maturity date 09/07/04        12,374,971
      1,988,000      Morgan Stanley 1.60%, dated 08/30/04, maturity date 09/07/04         1,988,707
      3,473,000      Merrill Lynch, 1.63%, dated 08/23/04, maturity date 09/23/04         3,477,875
      9,300,000      Merrill Lynch, 1.63%, dated 08/23/04, maturity date 09/23/04         9,313,054
      3,859,000      Lehman Brothers 1.61%, dated 08/23/04, maturity date 09/08/04        3,861,761
      3,171,000      Lehman Brothers 1.61%, dated 08/23/04, maturity date 09/08/04        3,173,269
      4,858,000      Lehman Brothers 1.61%, dated 08/26/04, maturity date 09/28/04        4,865,170
      6,906,000      Goldman Sachs 1.59%, dated 08/19/04, maturity date 09/23/04          6,916,676
      9,529,000      Goldman Sachs 1.59%, dated 08/19/04, maturity date 09/23/04          9,543,730
   ------------                                                                         -----------
   $ 62,611,000
   ============

                     Maturity Amount, Including Interest Payable                        $62,683,394
                                                                                        -----------

                     Market Value of Assets Sold Under Agreements                       $64,790,038
                                                                                        -----------

                     Weighted Average Interest Rate                                            1.60%
                                                                                        -----------

The average daily balance of reverse repurchase agreements outstanding during the nine months ended August 31, 2004, was approximately $60,977,429 at a weighted average interest rate of 1.18%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $75,036,958 as of February 11, 2004, which was 33.62% of total assets.


As of August 31, 2004, the following swap agreements were outstanding:

                                                                                                         Net
                    Expiration                                                                        Unrealized
   Notional Amount     Date                                Description                               Appreciation
   ---------------  ----------  ------------------------------------------------------------------   ------------

     $10,000,000     01/23/06   Agreement with Goldman Sachs Capital Markets, LP, dated 01/21/04       $ 63,767
                                to pay semi-annually the notional amount multiplied by 2.005% and to receive quarterly the notional amount multiplied by 3 month
                                USD-LIBOR-BBA.
                                                                                                       --------
                                                                                                       $ 63,767
                                                                                                       ========

--------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)
August 31, 2004
--------------------------------------------------------------------------------

As of August 31, 2004, the following futures contract was outstanding:

SHORT:
------

                                                                                                     Unrealized
                                                                    Cost at         Value at        Appreciation/
Notional Amount      Type                       Expiration Date    Trade Date    August 31, 2004   (Depreciation)
---------------      ------------------------   ---------------    ----------    ---------------   --------------

   $1,500,000        5 Yr. U.S. Treasury Note   September 2004     $1,613,208      $1,672,500        $ (59,292)

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.


By:  /s/ Clifford E. Lai
        Clifford E. Lai
        Principal Executive Officer

Date:  October 28, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
        Clifford E. Lai
        Principal Executive Officer

Date:  October 28, 2004

By:  /s/ Thomas F. Doodian
        Thomas F. Doodian
        Treasurer and Principal Financial Officer

Date:  October 28, 2004